STOCK-BASED COMPENSATION - Fair Value Assumptions (Q3) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility				19.00%
Expected life (in years)		20.00%	18.00%	19.00%
Expected dividend yield		2.40%	2.20%	2.40%
Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		18.80%	17.50%
Range of risk-free rate		2.30%	1.30%	0.50%
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		19.70%	21.10%
Range of risk-free rate		2.70%	2.70%	2.50%
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	35.60%
Expected life (in years)	700.00%
Expected dividend yield	2.00%
Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of risk-free rate	0.10%
Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of risk-free rate	1.00%